Debt Obligations (Details) - Debt Obligations - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Fixed-rate debt	$ 2,111,985	$ 2,216,669	$ 1,608,217
Variable-rate debt	331,410	244,769	209,569
Unsecured debt	1,918,410	1,931,769	1,202,476
Secured debt	524,985	529,669	615,310
Total	$ 2,443,395	$ 2,461,438	$ 1,817,786